Recurring Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurements
9. Recurring Fair Value Measurements
The following tables summarize the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in thousands):

March 31, 2026		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds included in cash and cash equivalents	$5,814	$5,814	$—	$—

December 31, 2025		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds included in cash and cash equivalents	$4,275	$4,275	$—	$—
The Company is party to certain funding awards with the CFF. Prior to October 2025, the funding awards included embedded derivatives arising from provisions that, upon the occurrence of a change of control or sale or license of funded assets (each a disposition event), the Company would be required to make payments to the CFF. In October 2025, this requirement was terminated. With the termination of the embedded derivative-related terms, the value of the related embedded derivatives was zero as of March 31, 2026 and December 31, 2025.
The table below provides a summary of the fair value of the derivative liabilities, which were Level 3 fair value estimates (in thousands), for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
Fair value of derivative liabilities, beginning of period	$—	$95
Change in fair value of derivative liabilities	—	—

Fair value of derivative liabilities, end of period	$—	$95

15. Recurring Fair Value Measurements
The following tables summarize the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in thousands):

December 31, 2025		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds included in cash and cash equivalents	$4,275	$4,275	$—	$—

December 31, 2024		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds included in cash and cash equivalents	$28	$28	$—	$—
Liabilities
Derivative liabilities	$95	$—	$—	$95

December 31, 2023		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds included in cash and cash equivalents	$537	$537	$—	$—
Liabilities
Warrant liabilities	376	—	—	376
Derivative liabilities	$95	$—	$—	$95

As described in Note 10, “Stockholders’ Deficit”, the Company issued the September 2023 Warrants and the September 2023 Placement Agent Warrants as part of the September 2023 Registered Direct Offering, which are classified as liabilities within Level 3 due to certain early settlement provisions that preclude them from equity classification.
The value of the September 2023 Warrants was initially determined to be $1.9 million, calculated using a Monte Carlo simulation on September 20, 2023 with the following assumptions: volatility of 139%, stock price of $5.40, risk-free rate of 4.7%, and a term of 3.0 years. The value of the September 2023 Placement Agent Warrants was initially determined to be $0.1 million, calculated using a Monte Carlo simulation on September 20, 2023 with the following assumptions: volatility of 139%, stock price of $5.40, risk-free rate of 4.7%, and a term of 3.0 years.
The value of the September 2023 Warrants was determined to be $0.4 million on December 31, 2023, calculated using a Monte Carlo simulation on December 31, 2023 with the following assumptions: volatility of 151%, stock price of $1.23, risk-free rate of 4.0% and a term of 2.8 years. The value of the September 2023 Placement Agent Warrants was determined to be less than $0.1 million on December 31, 2023, calculated using a Monte Carlo simulation on December 31, 2023 with the following assumptions: volatility of 151%, stock price of $1.23, risk-free rate of 4.0% and a term of 2.8 years.
The value of the September 2023 Warrants was determined to be zero on December 31, 2024, calculated using a Monte Carlo simulation on December 31, 2024 with the following assumptions: volatility of 110%, stock price of $0.000001, risk-free rate of 4.10% and a term of 1.7 years. The value of the September 2023 Placement Agent Warrants was determined to be zero as of December 31, 2024, calculated using a Monte Carlo simulation on December 31, 2024 with the following assumptions: volatility of 110%, stock price of $0.000001, risk-free rate of 4.10% and a term of 1.7 years. The Company determined the value of the September 2023 Warrants and the September 2023 Placement Agent Warrants was immaterial as of December 31, 2025.
The table below provides a summary of the fair value of the derivative liabilities and the warrant liabilities, which were Level 3 fair value estimates (in thousands), for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Fair value of derivative liabilities, beginning of year	$95	$95	$45
Change in fair value of derivative liabilities	(95)	—	50

Fair value of derivative liabilities, end of year	$—	$95	$95

	Year Ended December 31,
	2025	2024	2023
Fair value of warrant liabilities, beginning of year	$—	$376	$—
Issuance of September 2023 Warrants and September 2023 Placement Agent Warrants	—	—	1,969
Change in fair value of September 2023 Warrants and September 2023 Placement Agent Warrants	—	(376)	(1,593)

Fair value of warrant liabilities, end of year	$—	$—	$376

The Company is party to certain funding awards with the CFF, which contain embedded derivatives, or derivative liabilities (refer to Note 8, “License Agreement, Advances From Collaboration Partners, Legal, and Other Contingencies”). With the termination of the embedded derivative-related terms under the 2025 CFF Amendment, the value of the embedded derivatives was zero as of December 31, 2025.